Senior Secured Lien Notes - Summary of Transaction Costs (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Senior Secured Lien Notes, due April 15, 2029	$ 507.8	$ 0.0
Less: unamortized transaction costs	(9.4)	0.0
Total	$ 498.4	$ 0.0